Schedule of Investments at Amortized Cost and Fair Value (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other Invested Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Other invested securities, cost or amortized cost			¥ 18,289
Other invested securities, gross unrealized gains			169
Other invested securities, gross unrealized losses			(108)
Other invested securities, fair value			18,350
Short-term Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, fair value	$ 4,001	¥ 27,507	48,695
Available-for-sale debt investments, fair value	11,571	79,558	40,715
Short-term Investments | Corporate Debt Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Held-to-maturity debt investments, cost or amortized cost		27,388	48,666
Held-to-maturity debt investments, gross unrecognized holding gains		119	47
Held-to-maturity debt investments, gross unrecognized holding losses			(18)
Held-to-maturity debt investments, fair value	4,001	27,507	48,695
Available-for-sale debt investments, cost or amortized cost		83,100	40,139
Available-for-sale debt investments, gross unrealized gains		1,216	581
Available-for-sale debt investments, gross unrealized losses		(78)	(5)
Available-for-sale debt investments, fair value	12,252	84,238	40,715
Long-term investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale debt investments, fair value	170	1,167
Equity investments at fair value with readily determinable fair value, fair value	644	4,428
Investments accounted for at fair value, fair value	212	1,457	321
Long-term investments | Corporate Debt Securities
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale debt investments, cost or amortized cost		1,167
Available-for-sale debt investments, fair value	170	1,167
Long-term investments | Equity Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale equity investments, cost or amortized cost			2,077
Available-for-sale equity investments, gross unrealized gains			742
Available-for-sale equity investments, gross unrealized losses			(46)
Available-for-sale equity investments, fair value			2,773
Investments accounted for at fair value, cost or amortized cost		1,139	307
Investments accounted for at fair value, gross unrealized gains		318	14
Investments accounted for at fair value, fair value	212	1,457	¥ 321
Long-term investments | Ordinary Shares
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Equity investments at fair value with readily determinable fair value, cost or amortized cost		5,605
Equity investments at fair value with readily determinable fair value, gross unrealized gains		664
Equity investments at fair value with readily determinable fair value, gross unrealized loss		(1,841)
Equity investments at fair value with readily determinable fair value, fair value	$ 644	¥ 4,428